Other receivables and contract assets - Movement in contract assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets, beginning balance	£ 143	£ 13
Recognised as income	693	240
Deductions	(531)	(110)
Contract assets, ending balance	305	143
Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets, beginning balance	0
Recognised as income	126
Deductions	0
Contract assets, ending balance	126	0
Collaboration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets, beginning balance	143	13
Recognised as income	567	240
Deductions	(531)	(110)
Contract assets, ending balance	£ 179	£ 143